Other Investments - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other investments [line items]
Listed investments	£ 535	£ 580
Theravance Biopharma Inc [member]
Other investments [line items]
Percentage of common stock held	17.80%
Investment fair value	£ 199	£ 248